Lease	12 Months Ended
Dec. 31, 2022
Presentation Of Leases For Lessee [Abstract]
Lease

Note 22 — Lease

The following table provides information about the Group’s right of use assets at December 31:

	2022	2021

Opening balance at January 1	162	—
Additions	—	172
Depreciation	(64)	(10)
Impact of transaction of foreign currency	15	—
Total ROU asset at December 31	113	162

The following table provides information about the Group’s lease liabilities at December 31:

	2022	2021

Opening balance at January 1	164	—
Additions	—	172
Repayment	(55)	(10)
Interest	9	2
Total lease liability at December 31	118	164

Current
Lease liabilities	62	53
Non-current
Lease liabilities	56	111

With effective date May 29, 2021, the Company leases office premises in Florida set to expire October 31, 2024. Refer to Note 13 for right of use lease asset details related to this finance lease liability.